Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.       Transactions with Related Parties:

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2018 and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.

Transactions and balances with related parties are analyzed as follows:

Balance Sheets

	December 31, 2017	June 30, 2018
Due from related parties
Oceanbulk Maritime S.A. and its affiliates	$107	$-
Sydelle Marine Limited	44	-
Product Shipping & Trading S.A	-	15
Starocean Manning Philippines Inc.	80	65
Due from related parties	$231	$80

Due to related parties
Combine Marine Ltd.	$-	8
Management and Directors Fees	229	$138
Sydelle Marine Limited	-	47
Managed Vessels of Oceanbulk Shipping LLC	-	62
Due to related parties	$229	$255

Statements of Operations

Six months ended June 30,

	2017	2018
Voyage expenses-Interchart	$(1,650)	(1,650)
Executive directors consultancy fees	(250)	(262)
Non-executive directors compensation	(72)	(72)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(19)
Voyage revenues - profit sharing agreement-Sydelle Marine Limited	(159)	(4)